Document and Entity Information	Aug. 11, 2025
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001704711
Document Type	8-K
Document Period End Date	Aug. 11, 2025
Entity Registrant Name	FUNKO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38274
Entity Tax Identification Number	35-2593276
Entity Address, Address Line One	2802 Wetmore Avenue
Entity Address, City or Town	Everett
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98201
City Area Code	425
Local Phone Number	783-3616
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	FNKO
Entity Emerging Growth Company	false